united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2024

Fund Adviser:

Pekin Hardy Strauss, Inc.
227 West Monroe Street, Suite 3625
Chicago, IL 60606

Toll Free (800) 470-1029

www.appleseedfund.com

April 30, 2024

Dear Appleseed Shareholder:

“Although gold and silver are not by nature money,
money is by nature gold and silver.”

– Karl Marx

The author of The Communist Manifesto was not just a philosopher and political theorist; he was also an economist. In the 19th century, which is when Karl Marx was thinking and writing about politics, money was indeed gold and silver – or at least explicitly backed by gold and silver. One could walk into a bank and redeem U.S. dollars, British pounds, or any other common currency for physical gold. His profound statement underscores a fundamental truth that lost some relevance after the United States left the gold exchange standard in 1971 but has gained renewed significance in today’s economic landscape. Increasingly, investors and central banks have a renewed recognition that gold is a form of money with enduring value.

The last time we discussed the topic of gold in any amount of depth was after Q2 2020, at the end of a 12-month period when the gold price had just risen by 27%. At the time, not only did we discuss the investment case for gold, but we pointed out the attractive light environmental footprint of owning physical gold in a vault. We remained long-term bullish on gold then, as we remain long-term bullish now. With that said, the pathway for the price of gold has been choppy, although generally positive, and we expect the future path for gold to rhyme with the past. After our Q2 2020 letter was written, the gold price stagnated for the next 2.5 years before the bull market in gold resumed at the end of 2022.

Rather than rehash the arguments that we put forth in our Q2 2020 letter, most of which remain compelling reasons to own a core position in gold during the 2020s, we are going to discuss what has changed since then that

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might be causing the price of gold to rise of late. Over the last six months, the price of gold has risen 20% to reach new all-time highs, during a period where the U.S. dollar has strengthened relative to other currencies.1

We have been asking ourselves, given the strength of the U.S. dollar, why would the price of gold be rising? In summary, we would answer that the price of gold has increased due to increasing monetary debasement (reducing the value of a currency), private demand in China and in other emerging market countries, and central bank policy-related demand. Importantly, we see no near-term catalyst to reverse these bullish trends.

Monetary Debasement

Since June 2020, as we expected, monetary debasement of the U.S. dollar has not just continued; it has accelerated. The money supply, as measured by M2, increased from $18.1 trillion to $20.9 trillion as of March 31, 2024. Meanwhile, the Consumer Price Index (CPI) has increased by 21% cumulatively, which means the price of a basket of goods in the United States is now 21% higher today than it was in June 2020. Moreover, it appears that monetary debasement is set to accelerate, with the United States continuing to post very large Federal deficits and the Federal Reserve signaling that they may reduce interest rates, despite the fact that inflation remains well above its 2% long-term goal.

Moreover, with debt increasing and interest rates increasing since June 2020, interest payments on U.S. Government debt are skyrocketing. Current spending on debt service is now above $1.2 trillion and exceeds the annual spending of the Department of Defense. In addition, interest expenses are accelerating as old debt matures and is refinanced with new debt at higher interest rates. In our view, we are getting closer to the point where the Federal Reserve may have to start funding the U.S.

[1]	The chart on page 1 includes the six-month period that includes Q4 2023 and Q1 2024. As we are publishing this letter in April 2024, the price of gold has appreciated further to $2,412/ounce as of April 16, 2024.

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Government’s growing deficits by buying U.S. Treasuries and capping interest rates at a low level, a process also known as yield curve control or debt monetization.

Emerging Market Investor Demand

While investors across emerging markets in Asia are participating in the growing demand for gold, Chinese investors in particular have emerged in driving substantial demand for gold. With a weak domestic real estate market and a falling stock market, Chinese investors are looking for more stable stores of value for their growing wealth. Because of capital controls, Chinese investors have limited investment options, and it appears that gold may be receiving capital flows that may have previously gone into stocks or real estate.

Interestingly, U.S. investors appear to be selling gold, reflected by the recent declines in the assets under management of U.S. gold ETFs, even in the face of a rising gold price. As gold keeps reaching new highs, gold headlines are sparse, and the excitement level about the rising gold price is muted among investors. Should U.S. investors choose to move more of their capital into gold, that would be another tailwind for the gold price. However, for now, waning U.S. investor demand represents a headwind for higher gold prices.

Central Bank Purchases

Central banks worldwide have significantly increased their gold purchases, marking a notable shift in reserve asset allocations. For the second consecutive year, central banks purchased more than 1,000 metric tons (tonnes) of gold, which is far higher than normal and more than triple the amount of gold that is mined out of the ground each year. The rationale behind this surge in central bank buying is multifaceted.

First, central banks view gold as a hedge against currency risks and a means to diversify their foreign currency reserves. Gold’s intrinsic value and historical role as a store of wealth make it an attractive asset for central banks seeking stability amid economic uncertainty.

Second, the evolving geopolitical landscape has influenced central bank behavior regarding gold acquisitions. The imposition of sanctions and geopolitical tensions by the United States and Europe, such as those applied to Russia after the Ukraine invasion, have raised concerns about the confiscation risk of

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owning traditional reserve currencies and sovereign debt. As a result, central banks have bolstered their gold reserves significantly ever since the sanctions against Russia were announced.

Third, the evolution of alternative monetary systems, notably exemplified by initiatives driven by the BRICS countries (Brazil, Russia, India, China, and South Africa), has reshaped perceptions of gold as a settlement reserve asset. A growing consortium of countries have embarked on a path to establish a parallel monetary framework that reduces dependency on traditional reserve currencies. Instead of conducting trade in U.S. dollars, Euros, or Japanese Yen, these countries are trading with each other in their respective local currencies, with gold serving as a neutral settlement asset to address any imbalances. This approach promotes financial autonomy and resilience, reducing vulnerabilities associated with reliance on the U.S. dollar. Central to this alternative system is the recognition of gold as a stable and universally accepted medium of exchange, particularly in cross-border transactions.

Shift in Physical Gold Flow

Due to many of the trends described already, the dynamics of physical gold flow have undergone a noticeable transformation, reflecting changing market sentiments and geopolitical shifts. Traditional gold hubs in the West, such as London and Switzerland, have experienced a decline in gold inventories and trading activity. This shift is attributed to several factors, including subdued investor interest in Western markets, declining ETF inventories, and waning COMEX open interest.

As a result, physical gold appears to be flowing from West to East, with emerging economies in Asia, particularly China, emerging as a key driver of gold demand. The rise of private investors in these regions, coupled with

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a cultural affinity for gold as a store of wealth, has also contributed to the eastward migration of gold flows. The net result of this shift in physical flows is that the price is increasingly being determined in Asia rather than in the West.

To conclude, we believe the surge in gold prices over the past six months reflects monetary debasement, emerging market investor demand and especially Chinese investor demand, central bank purchases, and important shifts in physical gold flow. Just looking at central bank demand for gold by itself being more than triple the annual mining supply, it would be hard to understand the gold price not rising as it has lately.

As geopolitical uncertainties persist and traditional financial paradigms evolve, we think gold is likely to increase in relevance from here as a strategic asset that transcends borders and economic cycles, with a higher commensurate with its increased relevance and, conversely, with the U.S. dollar’s depreciating value.

We have said this before, but we would reiterate that we think gold is poised to outperform the S&P 500® Index over the next decade, as it has over the past several years. As a result, the Fund is bullishly positioned in gold and is likely to remain so until the strong fundamentals that are driving higher gold prices change.

Performance and Portfolio Changes

Over the 6 months ended March 31, 2024, Appleseed Fund Institutional Class has generated an absolute return of 17.36%, slightly underperforming the Morningstar Global Small/Midcap Index, which generated a total return of 18.46%. Throughout most of the past year, Appleseed Fund was positioned for an inflationary, slow growth economy. With inflation levels falling, causing a ripping stock market since the end of 2022, Appleseed Fund’s cautious positioning held back investment returns. Plus, with the Magnificent Seven representing a huge portion of global stock returns, Appleseed’s lack of exposure to these large cap tech stocks limited returns.

Appleseed Fund added three new names to the portfolio in the past six months: Humana Inc. (HUM), AGNC Investment Corp. (AGNC), and Cameco Corporation (CCJ). Humana is one of several U.S. large managed care organizations and is primarily focused on government health insurance.

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Humana’s share price has fallen over 40.0% from post-COVID highs due to the recent emergence of elevated medical loss ratios. In our view, Humana’s stock has been severely punished and the stock was quite attractive at the time when Appleseed Fund took a position.

AGNC is an internally managed REIT focused on the agency RMBS sector. As the best of breed RMBS REIT, AGNC trades at a discount to tangible book value and offers a mid-teens dividend yield. With MBS spreads at a 3+ standard deviation from the mean, investors in AGNC will benefit from a normalization of mortgage credit spreads. While we wait for agency mortgage spreads to normalize, Appleseed Fund clips a ~1.3% dividend each month.

In terms of portfolio sales, Appleseed Fund liquidated its holdings in Evercore (EVR) and Genco Shipping & Holding (GNK). Both securities reached our estimates for intrinsic value, and we took the capital and invested it elsewhere. Within the equity portion of the portfolio, the biggest contributors to the Appleseed Fund’s performance over the past 12 months were Dollar General (DG), Sprouts Farmers Markets (SFM), AerCap (AER), Wesco International (WCC) and Ardelyx (ARDX). The most significant detractors from performance over the past 12 months have been Mosaic (MOS), VF Corporation (VFC), Humana (HUM), Roche (RHHBY), and Herbalife (HLF).

Currently, Appleseed Fund is positioned defensively in light of our bearish outlook on the economy. With regards to equities, we are favoring companies in the consumer staples, healthcare, and agriculture sectors as well as inexpensive, out-of-favor value stocks. We do not believe that inflation is under control, as most of the long-term drivers of inflation are secular, not cyclical, and remain in place. As an example, the Federal Reserve may make incremental progress on reported inflation, but falling U.S. Treasury receipts without a decline in unemployment is a highly problematic signal. The U.S. fiscal situation needs the U.S. dollar down and inflation back up to avoid significant fiscal problems in the near-term. Beyond equities, Appleseed Fund is overweight U.S. Treasuries and physical gold trusts. Appleseed Fund owns U.S. Treasuries because, as previously mentioned, short-term U.S. Treasuries have become attractive for the first time in many years.

www.appleseedfund.com	(800) 470-1029

We thank Appleseed Fund shareholders for their continued support of us in the management of their investable assets.

Sincerely,

Adam Strauss, CFA
William Pekin, CFA
Joseph Plevelich, CFA
Shaun Roach, CFA
Joshua Strauss, CFA

Appleseed Fund Portfolio Managers

The Fund’s Top Ten Holdings can be found at: www.appleseedfund.com.

Diversification does not ensure a profit or guarantee against loss.

Investments in commodities such as gold may be affected by overall market movements, changes in interest rates, and other factors such as embargoes and international economic and political developments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. These instruments may subject the Fund to greater volatility than investments in traditional securities.

The views and opinions expressed in this material are those of the authors. While we believe we have a reasonable basis for our appraisals and we have confidence in our opinions, actual results may differ materially from those we anticipate. These opinions are current as of the date of this letter but are subject to change. There is no guarantee that any forecasts or opinions in this material will be realized. Information should not be construed as investment advice nor be considered a recommendation to buy, sell, or hold any particular security.

www.appleseedfund.com	(800) 470-1029

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns(a)
(for the periods ended March 31, 2024)
					Since	Since
	Six	One	Five	Ten	Inception	Inception
	Months	Year	Year	Year	(12/08/06)	(1/31/11)
Appleseed Fund
Investor Class	17.33%	12.49%	5.58%	4.20%	5.99%	N/A
Institutional Class	17.36%	12.63%	5.75%	4.39%	N/A	5.86%
Morningstar Global Markets
Small-Mid Cap Index(b)	18.46%	17.90%	8.32%	7.06%	6.57%	7.82%

					Expense Ratios(c)
					Investor	Institutional
					Class	Class
Gross					1.69%	1.38%
With Applicable Waivers					1.22%	1.03%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Appleseed Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (800) 470-1029.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The Morningstar Global Markets Small-Mid Cap Index (the “Morningstar Index”) measures the performance of global equity markets targeting the top 71% to 97% of stocks by market capitalization in both developed and emerging markets. The Morningstar Index does not incorporate Environmental, Social, or Governance (ESG) criteria. The Morningstar Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Morningstar Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the Morningstar Index. However, an individual may be able to invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”).The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance.THE MORNINGSTAR ENTITIES DO NOT GUARANTEETHE ACCURACY AND/OR THE COMPLETENESS OFTHE FUND OR ANY DATA INCLUDEDTHEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The expense ratios, which include acquired fund fees and expenses of 0.08%, are from the Fund’s prospectus dated January 28, 2024. Pekin Hardy Strauss, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2025 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend

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INVESTMENT RESULTS – continued (Unaudited)

expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees upon 60 days’ written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objective, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (800) 470-1029.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

www.appleseedfund.com	(800) 470-1029

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Adviser. The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website at www.appleseedfund.com.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited)
March 31, 2024

		Fair
Common Stocks — 70.89%	Shares	Value
Canada — 6.52%
Materials — 1.78%
Cameco Corp.	30,000	$1,299,600

Real Estate — 4.74%
Boardwalk Real Estate Investment Trust	60,000	3,458,898
Total Canada		4,758,498

France — 3.20%
Communications — 3.20%
Bollore SA	350,000	2,337,109
Total France		2,337,109

Ireland — 5.72%
Financials — 3.33%
AerCap Holdings NV(a)	28,000	2,433,480

Health Care — 2.39%
Medtronic PLC	20,000	1,743,000
Total Ireland		4,176,480

Israel — 3.06%
Industrials — 3.06%
Ituran Location and Control Ltd.	80,000	2,236,800
Total Israel		2,236,800

Japan — 1.88%
Technology — 1.88%
Sony Group Corp. - ADR	16,000	1,371,840
Total Japan		1,371,840

Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS PJSC - ADR(a)(b)(c)	1,300,000	140
Sberbank of Russia PJSC - ADR(a)(b)(c)	324,000	4
Total Russia		144

South Korea — 2.22%
Technology — 2.22%
Samsung Electronics Co. Ltd.	27,000	1,617,138
Total South Korea		1,617,138

Switzerland — 2.62%
Health Care — 2.62%
Roche Holding AG - ADR	60,000	1,915,200
Total Switzerland		1,915,200

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited) continued
March 31, 2024

		Fair
Common Stocks — 70.89% — continued	Shares	Value
United Kingdom — 2.10%
Consumer Discretionary — 2.10%
Burberry Group PLC	100,000	$1,530,928
Total United Kingdom		1,530,928

United States — 43.57%
Consumer Discretionary — 2.94%
VF Corporation	140,000	2,147,600

Consumer Staples — 8.14%
Dollar General Corp.	23,000	3,589,380
Herbalife Nutrition Ltd.(a)	125,000	1,256,250
Sprouts Farmers Market, Inc.(a)	17,000	1,096,160
		5,941,790
Energy — 1.98%
MRC Global, Inc.(a)	115,000	1,445,550

Financials — 7.28%
AGNC Investment Corp.	190,000	1,881,000
CNB Financial Corp.	80,000	1,631,200
Synovus Financial Corp.	45,000	1,802,700
		5,314,900
Health Care — 4.49%
Ardelyx, Inc.(a)	140,000	1,022,000
Humana, Inc.	6,500	2,253,680
		3,275,680
Industrials — 5.54%
Stanley Black & Decker, Inc.	15,000	1,468,950
WESCO International, Inc.	15,000	2,569,200
		4,038,150
Materials — 8.11%
CF Industries Holdings, Inc.	38,000	3,161,980
Mosaic Co. (The)	85,000	2,759,100
		5,921,080
Real Estate — 2.71%
Alexander & Baldwin, Inc.	120,000	1,976,400

Technology — 2.38%
SS&C Technologies Holdings, Inc.	27,000	1,737,990
Total United States		31,799,140

TOTAL COMMON STOCKS (Cost $45,117,790)		51,743,277

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited) continued
March 31, 2024

	Shares/
	Principal	Fair
Closed End Funds — 11.74%	Amount	Value
Canada — 11.74%
Sprott Physical Gold Trust(a)	400,000	$6,920,000
Sprott Physical Uranium Trust(a)	80,000	1,648,000
TOTAL CLOSED END FUNDS (Cost $5,183,226)		8,568,000

Exchange-Traded Funds — 5.52%
United States — 5.52%
iShares Bitcoin Trust ETF(a)	35,000	1,416,450
Simplify Interest Rate Hedge ETF	20,000	896,000
VanEck Merk Gold Shares(a)	80,000	1,718,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,212,786)		4,030,850

Preferred Stocks — 2.66%
United States — 2.66%
Financials — 2.66%
Federal National Mortgage Association, Series S, 5.25%	215,000	857,850
Federal National Mortgage Association, Series T, 8.25%	287,258	1,085,835
TOTAL PREFERRED STOCKS (Cost $994,479)		1,943,685

U.S. Government & Agencies — 2.99%
United States Treasury Inflation Indexed Bonds, 0.50%, 1/15/2028(d)	$1,000,000	1,184,292
United States Treasury Note, 2.25%, 4/30/2024	1,000,000	997,500
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,196,543)		2,181,792

Corporate Bonds — 1.34%
AerCap Ireland Capital DAC, 1.65%, 10/29/2024	500,000	487,888
AerCap Ireland Capital DAC, 3.50%, 1/15/2025	500,000	491,605
TOTAL CORPORATE BONDS (Cost $982,307)		979,493

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited) continued
March 31, 2024

	Shares/
	Principal	Fair
Convertible Bonds — 2.42%	Amount	Value
Lumentum Holdings, Inc., 0.50%, 12/15/2026	$2,000,000	$1,764,669
TOTAL CONVERTIBLE BONDS (Cost $2,092,441)		1,764,669

Certificates of Deposit — 0.68%
Community Development Bank, 0.45%, 10/8/2024	250,000	250,000
Spring Bank, 4.88%, 3/31/2025	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $500,000)		500,000

Money Market Funds — 1.35%
Federated Hermes Government Obligations Fund, Institutional Class, 5.19%(e)	987,551	987,551
TOTAL MONEY MARKET FUNDS (Cost $987,551)		987,551
Total Investments — 99.59% (Cost $61,297,123)		72,699,317
Other Assets in Excess of Liabilities — 0.41%		298,022
Net Assets — 100.00%		$72,997,339

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $144, representing 0.00% of net assets.

(d)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2024.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $61,297,123)	$72,699,317
Cash	12,551
Cash at broker	60,151
Receivable for fund shares sold	1,195
Dividends and interest receivable	211,549
Tax reclaims receivable	72,132
Prepaid expenses	22,185
Total Assets	73,079,080
Liabilities
Payable for fund shares redeemed	9,654
Payable to Adviser, net of waiver	29,321
Payable for Administrative Service Plan fees, Investor Class, net of waiver	4,038
Payable to affiliates	12,997
Other accrued expenses	25,731
Total Liabilities	81,741
Net Assets	$72,997,339
Net Assets consist of:
Paid-in capital	65,631,795
Accumulated earnings	7,365,544
Net Assets	$72,997,339
Net Assets: Investor Class	$25,209,088
Shares outstanding (unlimited number of shares authorized, no par value)	1,717,645
Net asset value, offering and redemption price per share(a)	$14.68
Net Assets: Institutional Class	$47,788,251
Shares outstanding (unlimited number of shares authorized, no par value)	3,234,432
Net asset value, offering and redemption price per share(a)	$14.77

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENT OF OPERATIONS
For the six months ended March 31, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $36,365)	$673,586
Interest income	65,025
Total investment income	738,611

Expenses
Adviser	304,336
Administration	33,019
Administrative services plan, Investor Class	31,577
Fund accounting	20,945
Registration	19,732
Transfer agent	19,468
Custodian	12,965
Legal	12,048
Audit and tax	10,758
Report printing	10,303
Trustee	8,656
Chief Compliance Officer	4,250
Insurance	1,515
Pricing	1,249
Miscellaneous	20,908
Total expenses	511,729
Fees waived and/or expenses reimbursed by Adviser	(140,450)
Administrative services plan waiver	(7,578)
Net operating expenses	363,701

Net investment income	374,910
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	3,326,291
Purchased options	(709,019)
Foreign currency translations	(161)
Change in unrealized appreciation on:
Investment securities	8,505,197
Foreign currency translations	827
Net realized and unrealized gain (loss) on investment securities, purchased options and foreign currency translations	11,123,135
Net increase in net assets resulting from operations	$11,498,045

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year Ended
	March 31,	September 30,
	2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$374,910	$233,629
Net realized gain on investment securities, purchased options and foreign currency translations	2,617,111	180,450
Change in unrealized appreciation on investment securities, purchased options and foreign currency translations	8,506,024	794,095
Net increase in net assets resulting from operations	11,498,045	1,208,174

Distributions to Shareholders from Earnings:
Investor Class	(515,808)	(192,869)
Institutional Class	(1,022,803)	(331,402)
Total distributions	(1,538,611)	(524,271)

Capital Transactions - Investor Class
Proceeds from shares sold	546,204	1,283,416
Reinvestment of distributions	470,296	187,424
Amount paid for shares redeemed	(4,403,332)	(5,735,761)
Proceeds from redemption fees(a)	129	1,205
Total Investor Class	(3,386,703)	(4,263,716)

Capital Transactions - Institutional Class
Proceeds from shares sold	1,609,172	5,015,506
Reinvestment of distributions	1,012,193	328,360
Amount paid for shares redeemed	(6,464,262)	(13,122,814)
Proceeds from redemption fees(a)	14	408
Total Institutional Class	(3,842,883)	(7,778,540)
Net decrease in net assets resulting from capital transactions	(7,229,586)	(12,042,256)
Total Increase (Decrease) in Net Assets	2,729,848	(11,358,353)

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENTS OF CHANGES IN NET ASSETS – continued

	For the
	Six Months	For the
	Ended	Year Ended
	March 31,	September 30,
	2024	2023
	(Unaudited)
Net Assets
Beginning of period	$70,267,491	$81,625,844
End of period	$72,997,339	$70,267,491

Share Transactions - Investor Class
Shares sold	39,795	97,352
Shares issued in reinvestment of distributions	35,441	14,451
Shares redeemed	(320,782)	(435,438)
Total Investor Class	(245,546)	(323,635)

Share Transactions - Institutional Class
Shares sold	115,937	374,940
Shares issued in reinvestment of distributions	75,820	25,162
Shares redeemed	(470,600)	(991,986)
Total Institutional Class	(278,843)	(591,884)
Net decrease in shares outstanding	(524,389)	(915,519)

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND — INVESTOR CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Year Ended
	March 31,		September 30,
	2024		2023
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.77		$12.72
Investment operations:
Net investment income (loss)(a)	0.01		(0.02)
Net realized and unrealized gain (loss) on investments	2.17		0.94
Total from investment operations	2.18		0.92
Less distributions to shareholders from:
Net investment income	(0.27)		—
Net realized gains	—		(0.87)
Total distributions	(0.27)		(0.87)
Paid-in capital from redemption fees	—	(c)	— (c)
Net asset value, end of period	$14.68		$12.77
Total Return(d)	17.33	% (e)	1.06%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,209		$25,066
Ratio of net expenses to average net assets(f)(g)	1.14	% (h)	1.14%
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.59	% (h)	1.61%
Ratio of net investment income to average net assets(f)	0.91	% (h)	0.17%
Portfolio turnover rate(i)	23	% (e)	63%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 1.14% for the six months ended March 31, 2024 and 1.14%, 1.14%, 1.14%, 1.14% and 1.25% for the fiscal years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2022	2021	2020	2019

$16.50	$11.51	$12.51	$13.77

0.15	0.05	0.01 (b)	0.08
(2.93)	5.14	(0.64)	(0.15)
(2.78)	5.19	(0.63)	(0.07)

(0.17)	(0.21)	(0.37)	(0.01)
(0.83)	—	—	(1.19)
(1.00)	(0.21)	(0.37)	(1.20)
— (c)	0.01	— (c)	0.01
$12.72	$16.50	$11.51	$12.51
(18.15)%	45.55%	(5.37)%	(0.44)%

$29,096	$39,598	$30,359	$54,725
1.14%	1.14%	1.14%	1.14%

1.48%	1.43%	1.45%	1.36%
1.11%	0.37%	0.06%	0.72%
110%	86%	89%	79%

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND — INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the
	Six Months		For the
	Ended		Year Ended
	March 31,		September 30,
	2024		2023
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.87		$12.80
Investment operations:
Net investment income(a)	0.05		0.01
Net realized and unrealized gain (loss) on investments	2.15		0.93
Total from investment operations	2.20		0.94
Less distributions to shareholders from:
Net investment income	(0.30)		—
Net realized gains	—		(0.87)
Total distributions	(0.30)		(0.87)
Paid-in capital from redemption fees	—	(c)	— (c)
Net asset value, end of period	$14.77		$12.87
Total Return(d)	17.36	% (e)	1.21%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$47,788		$45,201
Ratio of net expenses to average net assets(f)(g)	0.95	% (h)	0.95%
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.34	% (h)	1.30%
Ratio of net investment income to average net assets(f)	1.12	% (h)	0.37%
Portfolio turnover rate(i)	23	% (e)	63%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 0.95% for the six months ended March 31, 2024 and 0.95%, 0.95%, 0.95%, 0.95% and 0.95% for the fiscal years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2022	2021	2020	2019

$16.60	$11.58	$12.59	$13.86

0.20	0.06	0.03 (b)	0.14
(2.97)	5.20	(0.65)	(0.18)
(2.77)	5.26	(0.62)	(0.04)

(0.20)	(0.24)	(0.39)	(0.04)
(0.83)	—	—	(1.19)
(1.03)	(0.24)	(0.39)	(1.23)
— (c)	— (c)	— (c)	— (c)
$12.80	$16.60	$11.58	$12.59
(17.99)%	45.85%	(5.20)%	(0.28)%

$52,530	$65,369	$54,447	$93,269
0.95%	0.95%	0.95%	0.95%

1.23%	1.19%	1.20%	1.11%
1.25%	0.58%	0.23%	0.95%
110%	86%	89%	79%

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Appleseed Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Pekin Hardy Strauss, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 8, 2006; and Institutional Class shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – As a non-diversified fund, the Fund’s portfolio may focus on a limited number of companies. Because the Fund may hold the securities of fewer issuers than a diversified fund, the poor performance of an individual security in the Fund’s portfolio may have a greater negative impact on the Fund’s performance than if the Fund’s asset were diversified among a larger number of portfolio securities.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (“ETFs”) and futures. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The Fund’s ESG investment screens are not applied to short sales.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three years tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee, applicable to each share class, for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily net asset value (“NAV”) calculation.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. To assist the Valuation Designee in carrying out the responsibility to determine the fair value of any securities or other assets for which market quotations are not readily available, the Trust has created a fair valuation pricing committee (the “Fair Value Committee”). The Fair Value Committee consists of the following standing members: (a) the Trust’s Treasurer or designee, (b) a representative of Ultimus and (c) on an ad hoc basis at a particular valuation time for which a fair valuation method is being determined for a Fund, a representative of the Adviser, which is the Valuation Designee. The Fair Value Committee will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Board or the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination any may not designate or assign that responsibility to any third party.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$51,743,133	$—	$144	$51,743,277
Closed-End Funds	8,568,000	—	—	8,568,000
Exchange-Traded Funds	4,030,850	—	—	4,030,850
Preferred Stocks(a)	1,943,685	—	—	1,943,685
U.S. Government & Agencies	—	2,181,792	—	2,181,792
Corporate Bonds	—	979,493	979,493
Convertible Bonds	—	1,764,669	—	1,764,669
Certificates of Deposit	—	500,000	—	500,000
Money Market Funds	987,551	—	—	987,551
Total	$67,273,219	$5,425,954	$144	$72,699,317

(a)	Refer to Schedule of Investments for sector classifications.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the six months ended March 31, 2024, there were no significant changes into/out of Level 3.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining interest rate exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying,

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS — continued

selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following table identifies the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2024.

For the six months ended March 31, 2024:

Change in
Unrealized
	Location of Gain (Loss) on	Realized	Appreciation
	Derivatives on the Statement of	Loss on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased options	Net Realized and Change in Unrealized Gain (Loss) on Investments	$(709,019)	$—

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2024:

Average
Derivatives	Market Value
Purchased options	$105,779

The Fund did not hold any derivatives at March 31, 2024.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended March 31, 2024, before the waiver described below, the Adviser earned a fee of $304,336 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2025 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets. For the six months ended March 31, 2024, the Adviser waived management fees of $140,450. At March 31, 2024, the Adviser was owed $29,321 from the Fund for management services.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

31, 2024, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions from the Fund no later than the dates stated below:

Recoverable through
September 30, 2024	$118,321
September 30, 2025	270,978
September 30, 2026	290,346
March 31, 2027	140,450

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Investor Class shares to reimburse the Adviser for compensating financial intermediaries who provide administrative services to the Investor Class shareholders. The Adviser has contractually agreed to waive its receipt of payments under the Administrative Services Plan, to the extent such payments exceed an annual rate of 0.19% of the average daily net assets of Investor Class shares. This contractual waiver is in effect through January 31, 2025. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. For the six months ended March 31, 2024, the Investor Class incurred Administrative Services fees of $31,577 ($23,999 after the waiver described above). At March 31, 2024, $4,038 was owed to the Adviser pursuant to the Administrative Services Plan.

The Trust, with respect to the Investor Class shares of the Fund, has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, pursuant to which the Fund is authorized to pay a fee of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund to the Adviser or any bank, broker-dealer, investment adviser or other financial intermediary

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

that assists the Fund in the sale and distribution of its Investor Class shares or that provides shareholder servicing. The Fund does not currently intend to activate the Plan but may do so upon 60 days’ notice to shareholders. If the Plan is activated, these fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$15,482,583
Sales	26,140,134

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2024.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2024, the net unrealized appreciation (depreciation) of investments, including securities sold short and written options, for tax purposes was as follows:

Gross unrealized appreciation	$14,258,818
Gross unrealized depreciation	(5,332,951)
Net unrealized appreciation on investments	$8,925,867

Tax cost of investments	$63,883,736

The tax character of distributions paid for the fiscal year ended September 30, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$8,705
Net long term capital gains	515,566
Total distributions paid	$524,271

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION — continued

At September 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$765,962
Accumulated capital and other losses	(3,695,829)
Unrealized appreciation on investments	335,976
Total accumulated earnings	$(2,593,891)

At September 30, 2023, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and basis adjustments for investments in passive foreign investment companies.

Currency and qualified late year ordinary losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the fiscal year ended September 30, 2023, the Fund deferred $3,695,829 in late year ordinary losses.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

SUMMARY OF FUND EXPENSES – continued (Unaudited)

		Beginning	Ending
		Account Value	Account Value	Expenses	Annualized
		October 1,	March 31,	Paid During	Expense
APPLESEED FUND		2023	2024	Period(a)	Ratio
Investor
Class	Actual	$1,000.00	$1,173.30	$6.19	1.14%
	Hypothetical(b)	$1,000.00	$1,019.30	$5.75	1.14%
Institutional
Class	Actual	$1,000.00	$1,173.60	$5.16	0.95%
	Hypothetical(b)	$1,000.00	$1,020.25	$4.80	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

PRIVACY NOTICE
Rev: March 2021

FACTS	WHAT DOES APPLESEED FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   account balances and account transactions

●   transaction or loss history and purchase history

●   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 470-1029

Who we are
Who is providing this notice?	Appleseed Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●   open an account or deposit money

●   buy securities from us or sell securities to us

●   make deposits or withdrawals from your account or provide account information

●   give us your account information

●   make a wire transfer

●   tell us who receives the money

●   tell us where to send the money

●   show your government-issued ID

●   show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes—information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●   Perkin Hardy Strauss, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 470-1029 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Daniel J. Condon, Chair
David R. Carson
Kenneth G.Y. Grant
Freddie Jacobs, Jr.
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS
Martin R. Dean, President
Gweneth K. Gosselink, Chief Compliance Officer
Zachary P. Richmond, Treasurer and Chief Financial Officer

INVESTMENT ADVISER
Pekin Hardy Strauss, Inc.
227 West Monroe Street, Suite 3625
Chicago, IL 60606

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Appleseed-SAR-24

Ballast Small/Mid Cap ETF (MGMT)

NYSE Arca, Inc.

Semi-Annual Report

March 31, 2024

Fund Adviser:

Ballast Asset Management, LP

2911 Turtle Creek Blvd, Suite 840

Dallas, TX 75219

1-866-383-6468

Investment Results (Unaudited)

Average Annual Total Return* as of March 31, 2024

			Since
			Inception
			December 2,
	Six Months	One Year	2020
Ballast Small/Mid Cap ETF - NAV	11.29%	15.21%	14.10%
Ballast Small/Mid Cap ETF - Market Price	11.31%	14.95%	14.12%
Russell 2500 Value Index(a)	20.66%	21.33%	11.52%

Total annual operating expenses, as disclosed in the Ballast Small/Mid Cap ETF’s (the “Fund”) prospectus dated January 28, 2024, were 1.10% of average daily net assets (1.26% before management fee waivers/expense reimbursements by Ballast Asset Management, LP (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.10% through January 31, 2025. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 383-6468. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions

1

Investment Results (Unaudited) (continued)

had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The Russell 2500 Value Index (the “Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. The Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. The Index represents the smallest 2,500 stocks of the Russell 3000 Index, which tracks the performance of the largest 3,000 U.S.-traded stocks. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 383-6468. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

.

Ballast Small/Mid Cap ETF Holdings as of March 31, 2024.*

*	As a percentage of net assets.

The Fund seeks to generate positive risk adjusted returns as its investment objective.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov or on the Fund’s website at www.etf.mgmtetf.com.

3

Ballast Small/Mid Cap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS — 98.55%	Shares	Fair Value
Communications — 2.49%
TripAdvisor, Inc.(a)	129,140	$3,588,801

Consumer Discretionary — 15.12%
America’s Car-Mart, Inc.(a)	35,300	2,254,611
BorgWarner, Inc.	68,400	2,376,216
Cavco Industries, Inc.(a)	11,763	4,694,143
Global Business Travel Group Inc.(a)	277,884	1,670,083
Patrick Industries, Inc.	11,992	1,432,684
Phinia, Inc.	102,710	3,947,146
Wayside Technology Group, Inc.	76,000	5,386,880
		21,761,763
Consumer Staples — 1.56%
Sprouts Farmers Market, Inc.(a)	34,713	2,238,294

Energy — 9.45%
Epsilon Energy Ltd.	295,859	1,625,745
Green Plains, Inc.(a)	133,608	3,089,017
Kosmos Energy Ltd.(a)	372,610	2,220,756
Sitio Royalties Corp., Class A	80,763	1,996,461
Solaris Oilfield Infrastructure, Inc., Class A	358,872	3,111,420
Unit Corp.	42,157	1,559,809
		13,603,208
Financials — 12.90%
Capital Bancorp, Inc.	148,808	3,099,671
Federal Agricultural Mortgage Corp., Class C	27,512	5,416,562
International General Insurance Holdings Ltd.	210,469	2,849,750
International Money Express, Inc.(a)	124,364	2,839,230
MGIC Investment Corp.	195,016	4,360,558
		18,565,771
Health Care — 3.42%
Bausch + Lomb Corp.(a)	157,206	2,719,664
iRadimed Corp.	29,792	1,310,550
QuidelOrtho Corp.(a)	18,479	885,883
		4,916,097
Industrials — 11.35%
Atkore, Inc.	16,546	3,149,697
AZZ, Inc.	58,704	4,538,406
Bel Fuse, Inc., Class B	13,450	811,170
Landstar System, Inc.	17,936	3,457,343
Lennox International, Inc.	5,661	2,766,870
Timken Co. (The)	18,440	1,612,209
		16,335,695
Materials — 21.35%
Bioceres Crop Solutions Corp.(a)	232,459	2,942,931
Compass Minerals International, Inc.	89,967	1,416,081
CONSOL Energy, Inc.	44,104	3,694,151
Eagle Materials, Inc.	22,040	5,989,370
Ecovyst, Inc.(a)	204,630	2,281,625

See accompanying notes which are an integral part of these financial statements.

4

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

COMMON STOCKS — 98.55% (continued)	Shares	Fair Value
Materials — 21.35% (continued)
Ferroglobe plc	413,567	$2,059,564
Natural Resource Partners, L.P.	78,750	7,245,000
Northern Technologies International Corp.	238,915	3,213,406
UFP Technologies, Inc.(a)	7,509	1,893,770
		30,735,898
Real Estate — 6.23%
EPR Properties	54,394	2,309,025
GEO Group, Inc. (The)(a)	232,560	3,283,747
Lamar Advertising Co., Class A	28,272	3,375,960
		8,968,732
Technology — 14.68%
Amdocs Ltd.	29,659	2,680,284
Cass Information Systems, Inc.	82,895	3,993,051
Extreme Networks, Inc.(a)	96,765	1,116,668
Genpact Ltd.	35,505	1,169,890
IPG Photonics Corp.(a)	23,013	2,087,049
Knowles Corp.(a)	109,450	1,762,145
RCM Technologies, Inc.(a)	87,071	1,860,707
Rimini Street, Inc.(a)	738,299	2,406,855
Teradata Corp.(a)	104,880	4,055,710
		21,132,359
Total Common Stocks (Cost $126,351,299)		141,846,618

EXCHANGE-TRADED FUNDS — 0.56%	Shares	Fair Value
SPDR® Bloomberg 1-3 Month T-Bill ETF	8,800	807,840
Total Exchange-Traded Funds (Cost $804,820)		807,840
Total Investments — 99.11% (Cost $127,156,119)		142,654,458
Other Assets in Excess of Liabilities — 0.89%		1,274,046
NET ASSETS — 100.00%		$143,928,504

(a)	Non-income producing security.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

Ballast Small/Mid Cap ETF
Statement of Assets and Liabilities
March 31, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $127,156,119)	$142,654,458
Cash	1,264,902
Receivable for fund shares sold	53,956
Receivable for investments sold	734,244
Dividends receivable	147,462
Tax reclaims receivable	4,103
Prepaid expenses	770
Total Assets	144,859,895
Liabilities
Payable for investments purchased	801,995
Payable to Adviser, net of waiver	103,379
Payable to affiliates	11,136
Payable to audit and tax	9,755
Payable to trustees	106
Other accrued expenses	5,020
Total Liabilities	931,391
Net Assets	$143,928,504
Net Assets consist of:
Paid-in capital	$138,897,743
Accumulated earnings	5,030,761
Net Assets	$143,928,504
Shares outstanding (unlimited number of shares authorized, no par value)	3,800,000
Net asset value per share	$37.88

See accompanying notes which are an integral part of these financial statements.

6

Ballast Small/Mid Cap ETF
Statement of Operations
For the six months ended March 31, 2024 (Unaudited)

Investment Income
Dividend income	$2,146,179
Total investment income	2,146,179
Expenses
Adviser	576,116
Administration	48,316
Custodian	11,989
Legal	11,393
Compliance services	10,640
Audit and tax	9,445
Trustee	8,656
Report printing	8,305
Transfer agent	4,110
Insurance	1,566
Pricing	680
Miscellaneous	18,174
Total expenses	709,390
Fees waived and/or expenses reimbursed by Adviser	(41,295)
Net operating expenses	668,095
Net investment income	1,478,084
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(2,519,615)
Change in unrealized appreciation on:
Investment securities	14,728,530
Net realized and unrealized gain (loss) on investment securities	12,208,915
Net increase in net assets resulting from operations	$13,686,999

See accompanying notes which are an integral part of these financial statements.

7

Ballast Small/Mid Cap ETF
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,478,084	$566,066
Net realized loss on investment securities	(2,519,615)	(958,799)
Change in unrealized appreciation on investment securities	14,728,530	11,694,986
Net increase in net assets resulting from operations	13,686,999	11,302,253

Distributions to Shareholders from:
Earnings	(1,440,500)	(593,244)
Total distributions	(1,440,500)	(593,244)

Capital Transactions
Proceeds from shares sold	27,824,439	49,012,422
Amount paid for shares redeemed	(6,326,680)	(8,978,396)
Net increase in net assets resulting from capital transactions	21,497,759	40,034,026
Total Increase in Net Assets	33,744,258	50,743,035

Net Assets
Beginning of period	$110,184,246	$59,441,211
End of period	$143,928,504	$110,184,246

Share Transactions
Shares sold	775,000	1,425,000
Shares redeemed	(175,000)	(275,000)
Net increase in shares outstanding	600,000	1,150,000

See accompanying notes which are an integral part of these financial statements.

8

Ballast Small/Mid Cap ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the		For the
	Months		Year	For the	Period
	Ended March		Ended	Year Ended	Ended
	31, 2024		September	September	September
	(Unaudited)		30, 2023	30, 2022	30, 2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$34.43		$29.00	$35.72	$25.00
Investment operations:
Net investment income	0.43		0.20	0.30	0.02
Net realized and unrealized gain (loss) on investments	3.45		5.52	(6.92)	10.70
Total from investment operations	3.88		5.72	(6.62)	10.72
Less distributions to shareholders from:
Net investment income	(0.43)		(0.29)	(0.10)	—
Total distributions	(0.43)		(0.29)	(0.10)	—
Net asset value, end of period	$37.88		$34.43	$29.00	$35.72
Market price, end of period	$37.91		$34.45	$29.05	$35.80
Total Return(b)	11.29	% (c)	19.79%	(18.60)%	42.88	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$143,929		$110,184	$59,441	$37,507
Ratio of net expenses to average net assets	1.10	% (d)	1.10%	1.10%	1.10	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.16	% (d)	1.26%	1.37%	2.08	% (d)
Ratio of net investment income to average net assets	2.43	% (d)	0.74%	1.00%	0.10	% (d)
Portfolio turnover rate(e)	25	% (c)	25%	29%	8	% (c)

(a)	For the period December 2, 2020 (commencement of operations) to September 30, 2021.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

9

Ballast Small/Mid Cap ETF

Notes to the Financial Statements

March 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Ballast Small/Mid Cap ETF (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 18, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Ballast Asset Management, LP (the “Adviser”). The Fund seeks to generate positive risk adjusted returns as its investment objective.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment

10

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax

11

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●          Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

12

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

●          Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other

13

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination any may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$141,846,618	$—	$—	$141,846,618
Exchange-Traded Funds (a)	807,840	—	—	807,840
Total	$142,654,458	$—	$—	$142,654,458

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. For the six months ended March 31, 2024, before the waiver described below, the Adviser earned a management fee of $576,116 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2025 so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with

14

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.10% of the Fund’s average daily net assets. For the six months ended March 31, 2024, the Adviser waived fees and/or reimbursed Fund expenses of $41,295. At March 31, 2024, the Fund owed the Adviser $103,379.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2024 the Adviser may seek repayment of management fees waived and expense reimbursements, pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
September 30, 2024	$138,122
September 30, 2025	147,001
Septmeber 30, 2026	118,925
March 31, 2027	41,295

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

15

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2024, purchases and sales of investment securities, other than short-term investments, were $18,722,883 and $17,779,638, respectively.

For the period ended March 31, 2024, purchases and sales for in-kind transactions were $26,896,448 and $7,157,476, respectively.

For the period ended March 31, 2024, the Fund had in-kind net realized gains of $1,801,582.

There were no purchases or sales of long-term U.S. government obligations during the period ended March 31, 2024.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are

16

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended March 31, 2024, the Fund received $7,000 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$350	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$22,667,016
Gross unrealized depreciation	(7,395,713)
Net unrealized appreciation on investments	$15,271,303
Tax cost of investments	$127,383,155

The tax character of distributions paid for the fiscal year ended September 30, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$593,243
Total distributions paid	$593,243

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

17

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

At September 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$476,010
Accumulated capital and other losses	(8,234,520)
Unrealized appreciation on investments	542,773
Total accumulated deficit	$(7,215,737)

As of September 30, 2023, the Fund had accumulated short-term capital loss carryforwards of $4,984,580 and long-term capital loss carryforwards of $3,249,940, not subject to expiration.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

\	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	October 1,	March 31,	During	Expense
	2023	2024	Period(a)	Ratio
Actual	$1,000.00	$1,112.90	$ 5.81	1.10%
Hypothetical(b)	$1,000.00	$1,019.50	$ 5.55	1.10%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

19

Management Agreement Renewal (Unaudited)

The Ballast Small/Mid Cap ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Ballast Asset Management, LP (“Ballast”). The Board approved the continuance of the management agreement.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on November 7, 2023 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Ballast. At the Trustees’ quarterly meeting held in November 2023, the Board interviewed certain executives of Ballast including Ballast’s Chief Executive Officer and its Chief Compliance Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Ballast (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Ballast for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Ballast provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Ballast’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Ballast who provide services to the Fund. They recalled Ballast discussed new hires to the firm and its growth, the firm’s current relationship with Inverdale and that Ballast continues to use an outsourced CCO who continues to provide excellent servicing for the firm. In response to the 15(c), Ballast had discussed their cybersecurity and business continuity/ succession planning with the Trustees as well. They discussed the fact that Ballast has also invested in additional compliance and operational resources over the last two years. After a thorough discussion and consideration of the nature, extent and quality of services provided by Ballast, the Trustees concluded they were satisfied with the investment management services provided by Ballast to the Fund. They discussed the fact that such services are solid, thoughtful and consistently provided by a seasoned team of professionals.

(ii)       Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended September 30, 2023. The Trustees observed that that Fund had outperformed the Fund’s benchmark index, the Russell 2500 Value Index, peer group, and Morningstar category over the one-year and since-inception periods. The Board further considered the Fund’s performance and had discussed the currant performance, boost in Fund assets and share ratio with Ballast. The Board acknowledged that Ballast attributed outperformance to stock selection and weightings to certain sectors within the portfolio. The Trustees also reviewed and discussed the performance of Ballast’s

20

Management Agreement Renewal (Unaudited) (continued)

separately managed account that has an investment strategy similar to that of the Fund, noting that the performance of the similarly managed account was substantially similar to that of the Fund. It was the consensus of the Trustees that Ballast is successfully managing the Fund from a performance standpoint and the performance is strong, even on a risk-adjusted basis.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison which indicated that the Fund’s management fee and net expense ratio are higher than the averages and medians for the Fund’s Morningstar category and peer group. The Trustees considered that the Fund’s management fee is slightly lower than the management fee charged by Ballast for its similarly managed accounts. The Trustees also noted Ballast’s explanation that the Fund’s strategy requires active management which is in contrast with the quantitative and factor-based strategies of many of the ETFs in the Fund’s peer group. The Trustees further acknowledged that many of the funds within the Morningstar category and peer group had much higher assets than the Fund or were part of a larger fund family, which contributed to the Fund’s higher net expense ratio.

The Trustees considered a profitability analysis prepared by Ballast for its management of the Fund, which indicated that Ballast is earning a profit as a result of managing the Fund. The Trustees considered other potential benefits that Ballast may receive in connection with its management of the Fund, including third-party research obtained by its soft dollar arrangements.

After considering the above information, the Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of Ballast’s services to the Fund, the fees paid by competitive ETFs and mutual funds, and the profitability of Ballast’s services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Ballast will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund, it does not appear that Ballast is benefiting from economies of scale in managing the Fund and therefore it is premature to reduce the management fee or introduce breakpoints at this time.

21

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 383-6468 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chair	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	151 North Franklin Street, Suite 575
Freddie Jacobs, Jr.	Chicago, IL 60606
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer

INVESTMENT ADVISER	CUSTODIAN
Ballast Asset Management, LP	Brown Brothers Harriman & Co.
2301 Cedar Springs Road, Suite 450	50 Post Office Square
Dallas, TX 75201	Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR
Northern Lights Distributors, LLC	Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100	225 Pictoria Drive, Suite 450
Elkhorn, NE 68022	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC Member FINRA/SIPC

Ballast Small-SAR-24

Channel Short Duration Income Fund

Semi-Annual Report

March 31, 2024

Fund Adviser:

Channel Investment Partners LLC
3033 Wilson Boulevard, Suite 700
Arlington, VA 22201

Toll Free (877) 627-8504

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2024

	Six Months	One Year	Five years	Ten years
Channel Short Duration Income Fund	6.80%	8.79%	3.87%	2.84%
Bloomberg U.S. 1-5 Year Government/Credit Index(a)	3.58%	3.16%	1.24%	1.40%
Bloomberg U.S. Intermediate Government/Credit Bond Index(b)	4.40%	2.69%	1.09%	1.61%

Total annual operating expenses as disclosed in the Channel Short Duration Income Fund (the “Fund”) prospectus dated January 28, 2024 were 1.18% of average daily net assets (0.95% after fee waivers and/or expense reimbursement by Channel Investment Partners LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and reimburse certain Fund operating expenses through January 31, 2025 so that the total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees of the Trust (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.95% of the Fund’s average daily net assets. This expense cap may not be terminated prior to this date except by the Board upon (60) days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (877) 627-8504.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(a)	The Bloomberg U.S. 1-5 Year Government/Credit Bond Index (the “U.S. 1-5 Year Government/ Credit Bond Index”) is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The U.S. 1-5 Year Government /Credit Bond Index measures performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a remaining

2

Investment Results (Unaudited) (continued)

maturity of greater than or equal to one year and less than five years.

(b)	The Bloomberg U.S. Intermediate Government/Credit Bond Index (the “U.S. Intermediate Government/Credit Bond Index”) is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar-denominated U.S. Treasury bonds, government-related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than one year and less than ten years. The U.S. Intermediate Government/Credit Bond Index assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in the U.S. Intermediate Government/Credit Bond Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index

You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (877) 627-8504.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

3

FUND HOLDINGS (Unaudited)

Channel Short Duration Income Fund Holdings as of March 31, 2024*

*	As a percentage of net assets.

The investment objective of the Channel Short Duration Income Fund is total return, comprised of both income and capital appreciation.

Portfolio holdings are subject to change.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

4

Channel Short Duration Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal
CORPORATE BONDS — 92.19%	Amount	Fair Value
Corporate Bonds - Domestic — 88.34%
American Airlines Pass Through Trust, Series 2017-2, 3.70%, 10/15/2025	$332,937	$322,376
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025	974,156	939,357
American Airlines Pass Through Trust, Series 2016-2, 3.65%, 12/15/2029	944,300	863,481
Apache Corp., 4.38%, 10/15/2028	1,000,000	949,050
Ares Capital Corp., 4.25%, 3/1/2025	400,000	393,544
Celanese US Holdings LLC, 6.33%, 7/15/2029	600,000	622,628
Cheniere Energy Partners LP, 4.50%, 10/1/2029	1,000,000	952,902
Comerica, Inc., Series BKNT, 2.50%, 7/23/2024	500,000	494,566
Comerica, Inc., 4.00%, 7/27/2025	500,000	486,456
Comerica, Inc., 5.98%, 1/30/2030 (SOFRRATE+ 215.50BPS)	1,000,000	989,000
Continental Airlines Pass Through Trust, Series 2012-2 A, 4.00%, 10/29/2024	1,410,345	1,393,466
Cummins, Inc., 5.15%, 2/20/2034	500,000	504,719
Delta Air Lines, Inc., Series 2019-1, 3.20%, 4/25/2024	400,000	399,316
Deutsche Bank AG/New York NY, 7.90%, 11/26/2025 (SOFRRATE + 258bps)	850,000	838,634
Discovery Communications LLC, 4.13%, 5/15/2029	500,000	469,597
Dominion Energy, Inc., 2.85%, 8/15/2026	300,000	283,736
Edison International, 4.70%, 8/15/2025	250,000	247,242
Edison International, 5.38%, 9/15/2069	1,000,000	969,006
Energy Transfer LP, 6.50%, 11/15/2167(a)	1,250,000	1,227,892
EQM Midstream Partners LP, 4.13%, 12/1/2026	500,000	481,951
EQT Corp., 5.75%, 2/1/2034	750,000	747,982
Fifth Third Bank NA, 3.85%, 3/15/2026	500,000	482,534
First Horizon Bank, 5.75%, 5/1/2030	1,000,000	947,863
Genworth Holdings, Inc., 7.57%, 11/15/2036	2,500,000	2,053,582
Goldman Sachs Group, Inc. (The), 5.82%, 10/21/2024 (SOFRRATE + 49bps)(a)	500,000	500,291
Gulfport Energy Corp., 8.00%, 5/17/2026	500,000	507,877
iHeartCommunications, Inc., 8.38%, 5/1/2027	950,000	530,657
KeyBank NA, 5.65%, 6/14/2024 (SOFRRATE + 32bps)(a)	800,000	799,763
KeyBank NA, 3.30%, 6/1/2025	750,000	726,595
Occidental Petroleum Corp., 7.20%, 3/15/2029	812,000	862,251
Ovintiv, Inc., 5.65%, 5/15/2028	250,000	254,284
Paramount Global, 6.38%, 3/30/2062(a)	500,000	461,701
Plains All American Pipeline LP, 3.55%, 12/15/2029	600,000	550,899
Spirit Airline Passthrough Trust, 4.10%, 4/1/2028	329,492	301,701
Sprint Capital Corp., 6.88%, 11/15/2028	950,000	1,011,880
Synovus Bank, 5.63%, 2/15/2028	500,000	486,063
Truist Bank, 2.25%, 3/11/2030	600,000	499,914
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025	132,080	129,332
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026	695,573	672,427
United Airlines Pass Through Trust, Series 2014-2, 3.75%, 9/3/2026	841,877	810,138
US Airways Pass Through Trust, Series 2013-1, 3.95%, 11/15/2025	690,129	672,056
US Bancorp, 5.68%, 1/23/2035 (SOFRRATE +186BPS)	300,000	303,177
TOTAL CORPORATE BONDS - DOMESTIC (Cost $27,331,854)		28,141,886

See accompanying notes which are an integral part of these financial statements.

5

Channel Short Duration Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Principal
CORPORATE BONDS — 92.19% - continued	Amount	Fair Value
Corporate Bonds - Foreign — 3.85%
Corporate Bonds - Canada - 2.22%
Enbridge, Inc., 5.75%, 7/15/2080	$750,000	$708,091

Corporate Bonds - Ireland - 1.63%
AerCap Ireland Capital DAC, 6.15%, 9/30/2030	500,000	519,334
TOTAL CORPORATE BONDS - FOREIGN (Cost $1,196,650)		1,227,425
TOTAL CORPORATE BONDS (Cost $28,528,504)		29,369,311
U.S. GOVERNMENT & AGENCIES — 6.24%
United States Treasury Note, 4.25%, 2/28/2029	1,000,000	1,001,875
United States Treasury Note, 4.00%, 2/15/2034	1,000,000	984,375
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,981,008)		1,986,250

MONEY MARKET FUNDS - 0.59%	Shares
Fidelity Investments Money Market Government Portfolio, Class I, 5.22%(b)	187,620	187,620
TOTAL MONEY MARKET FUNDS (Cost $187,620)		187,620
TOTAL INVESTMENTS — 99.02% (Cost $30,697,132)		31,543,181
Other Assets in Excess of Liabilities — 0.98%		311,224
NET ASSETS — 100.00%		$31,854,405

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2024. The benchmark on which the rate is calculated is shown parenthetically.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes which are an integral part of these financial statements

6

Channel Short Duration Income Fund
Statement of Assets and Liabilities
March 31, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $30,697,132)	$31,543,181
Cash held at broker	33,491
Receivable for investments sold	5,809,334
Dividends and interest receivable	426,693
Prepaid expenses	8,180
Total Assets	37,820,879

Liabilities
Payable for fund shares redeemed	3,081
Payable for investments purchased	5,799,957
Payable for distribution to shareholders	133,308
Payable to Adviser	5,159
Payable to Administrator	9,425
Payable to trustees	106
Other accrued expenses	15,438
Total Liabilities	5,966,474
Net Assets	$31,854,405
Net Assets consist of:
Paid-in capital	$33,409,621
Accumulated deficit	(1,555,216)
Net Assets	$31,854,405
Shares outstanding (unlimited number of shares authorized, no par value)	3,280,197
Net asset value (“NAV”), offering and redemption price per share (a)	$9.71

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

7

Channel Short Duration Income Fund
Statement of Operations
For the six months ended March 31, 2024 (Unaudited)

Investment Income
Interest income	$1,074,366
Dividend income	9,918
Total investment income	1,084,284

Expenses
Adviser	62,400
Fund accounting	14,455
Administration	14,075
Custodian	11,767
Legal	11,421
Audit and tax preparation	9,707
Registration	9,161
Trustee	8,656
Transfer agent	6,180
Compliance services	6,001
Pricing	4,342
Report printing	4,334
Insurance	1,310
Miscellaneous	16,588
Total expenses	180,397
Fees waived by Adviser	(32,366)
Net operating expenses	148,031
Net investment income	936,253
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	106,216
Net change in unrealized appreciation of investment securities	1,019,455
Net realized and change in unrealized gain on investments	1,125,671
Net increase in net assets resulting from operations	$2,061,924

See accompanying notes which are an integral part of these financial statements.

8

Channel Short Duration Income Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$936,253	$1,709,743
Net realized gain (loss) on investment securities transactions	106,216	(900,164)
Net change in unrealized appreciation of investment securities	1,019,455	1,829,018
Net increase in net assets resulting from operations	2,061,924	2,638,597

Distributions to Shareholders From:
Earnings	(942,627)	(1,700,980)
Total distributions	(942,627)	(1,700,980)

Capital Transactions
Proceeds from shares sold	601,993	2,374,802
Reinvestment of distributions	47,824	89,953
Amount paid for shares redeemed	(547,040)	(2,751,222)
Proceeds from redemption fees(a)	50	—
Net increase (decrease) in net assets resulting from capital transactions	102,827	(286,467)
Total Increase in Net Assets	1,222,124	651,150

Net Assets
Beginning of period	30,632,281	29,981,131
End of period	$31,854,405	$30,632,281

Share Transactions
Shares sold	62,429	253,909
Shares issued in reinvestment of distributions	4,994	9,590
Shares redeemed	(57,583)	(293,185)
Net increase (decrease) in shares outstanding	9,840	(29,686)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

9

Channel Short Duration Income Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the		For the		For the		For the		For the
	March		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	31, 2024		September		September		September		September		September
	(Unaudited)		30, 2023		30, 2022		30, 2021		30, 2020		30, 2019
Selected Per Share Data:
Net asset value, beginning of period	$9.37		$9.09		$10.47		$11.04		$10.62		$10.05

Investment operations:
Net investment income	0.29		0.52		0.24		0.17		0.19		0.22
Net realized and unrealized gain (loss)	0.34		0.28		(1.19)		0.24		0.43		0.57
Total from investment operations	0.63		0.80		(0.95)		0.41		0.62		0.79

Less distributions to shareholders from:
Net investment income	(0.29)		(0.52)		(0.24)		(0.17)		(0.20)		(0.22)
Net realized gains	—		—		(0.19)		(0.81)		—		—
Total distributions	(0.29)		(0.52)		(0.43)		(0.98)		(0.20)		(0.22)
Paid in capital from redemption fees	—	(a)	—		—		—		—		—
Net asset value, end of period	$9.71		$9.37		$9.09		$10.47		$11.04		$10.62
Total Return(b)	6.80	% (c)	8.94%		(9.27)%		3.96%		5.92%		7.98%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,854		$30,632		$29,981		$32,386		$30,432		$37,343
Ratio of net expenses to average net assets	0.95	% (d)	0.95%		0.95%		0.95%		0.80%		0.80%
Ratio of expenses to average net assets before reimbursement/recoupment	1.16	% (d)	1.18%		1.15%		1.10%		0.89%		0.90%
Ratio of net investment income to average net assets	6.01	% (d)	5.55%		2.47%		1.64%		1.73%		2.16%
Portfolio turnover rate	2,648	% (e)	4,404	% (e)	6,521	% (e)	1,659	% (e)	178	% (f)	18%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Turnover may be elevated in times of market volatility as part of a systematic U.S. Treasury trading strategy used to manage overall portfolio risk with the possibility of generating excess returns.

(f)	Elevated portfolio turnover rate is due to adviser change during the fiscal year ended September 30, 2020.

See accompanying notes which are an integral part of these financial statements.

10

Channel Short Duration Income Fund
Notes to the Financial Statements
March 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Channel Short Duration Income Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 15, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Channel Investment Partners LLC (the “Adviser”). The Fund seeks to provide total return, comprised of both income and capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment

11

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemptions Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 60 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, monthly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from

12

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

13

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with the Valuation Designee’s valuation policies and procedures which comply with guidelines adopted by the Board. All fair value pricing and the pricing methodology are subject to review and approval by the Board’s Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the

14

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$28,141,886	$—	$28,141,886
Foreign Corporate Bonds	—	1,227,425	—	1,227,425
U.S. Treasury Obligations	—	1,986,250	—	1,986,250
Money Market Funds	187,620	—	—	187,620
Total	$187,620	$31,355,561	$—	$31,543,181

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2024, the Adviser earned fees of $62,400, from the Fund. At March 31, 2024, the Adviser was owed $5,159 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2025 so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a

15

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of Fund’s business, do not exceed 0.95% of the Fund’s average daily net assets. For the six months ended March 31, 2024, the Adviser waived fees of $32,366.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the applicable annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of March 31, 2024, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
September 30, 2024	$22,032
September 30, 2025	65,182
September 30, 2026	69,992
March 31, 2027	32,366

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

16

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2024, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$588,508,961
Other	221,746,757
Sales
U.S. Government Obligations	$588,608,464
Other	222,883,113

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,086,063
Gross unrealized depreciation	(364,985)
Net unrealized appreciation/(depreciation) on investments	$721,078
Tax cost of investments	$30,822,103

17

Channel Short Duration Income Fund
Notes to the Financial Statements (continued)
March 31, 2024 (Unaudited)

The tax character of distributions paid for the fiscal year ended September 30, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,562,379
Total distributions paid	$1,562,379

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$157,854
Distributions payable	(138,055)
Accumulated capital and other losses	(2,395,935)
Unrealized depreciation on investments	(298,377)
Total accumulated deficits	$(2,674,513)

At September 30, 2023, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash sales and dividends payable.

As of September 30, 2023, the Fund had accumulated short-term capital loss carryforwards of $1,691,540 and long-term capital loss carryforwards of $704,395, not subject to expiration.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,068.00	$4.90	0.95%
Hypothetical(b)	$1,000.00	$1,020.26	$4.79	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

19

Investment Advisory Agreement Approval (Unaudited)

The Channel Short Duration Income Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Channel Investment Partners LLC (“Channel”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on February 21, 2024 to review and discuss materials received from Channel and the Trust CCO, which were compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Channel. At the Trustees’ quarterly meeting held in February 2024, the Board interviewed Channel’s Managing Member, President, Chief Investment Officer, and Chief Compliance Officer, at which time he reviewed the information previously provided, discussed the Fund’s strategy and its approach to investing, and responded to all questions from the Trustees. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Channel (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Channel for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Channel provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Channel’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of other resources utilized by Channel to provide services to the Fund. The Trustees noted the excellent presentation by Channel, which demonstrated a thorough understanding of the market, investment strategies, and analysis. They expressed confidence in the firm and noted that the compliance review concluded Channel’s policies and procedures are reasonably designed to prevent securities law violations. The Trustees concluded that they were impressed with the strong nature, extent, and quality of investment management services provided by Channel to the Fund. They further noted Channel’s commitment to compliance by continuing to rely upon outside resources until the Managing Member can grow the firm.

(ii)       Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended December 31, 2023. The Trustees observed that the Fund had outperformed the medians of its peer group and Morningstar Short-Term Bond category, as well as its primary benchmark, the Bloomberg U.S. 1-5 Year Government/Credit Index, for the one-year, three-year, five-year and since-inception periods. Based upon the foregoing, the Trustees concluded the Fund’s performance is strong.

20

Investment Advisory Agreement Approval (Unaudited) (continued)

(iii)      Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the Fund’s management fee and net expense ratio is above the averages and medians of the Fund’s Morningstar category and peer group. The Trustees discussed that Channel attributed its higher fees to the relative size of the Fund compared to its peers. The Trustees noted, however, that Channel has committed to continue to waive its management fees and/ or reimburse expenses of the Fund through at least January 31, 2025.

The Trustees also considered a profitability analysis of Channel with respect to the Fund, which showed that Channel is earning a profit before and after deduction of marketing expenses. The Trustees noted Channel’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and quality of Channel’s services to the Fund.

(iv)      Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Channel will realize economies of scale as the Fund grows. The Trustees determined that, in light of the size of the Fund and Channel’s level of profitability in managing the Fund, it does not appear that Channel is realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the management fee are necessary at this time.

21

Privacy Notice

Rev: March 2021

FACTS	WHAT DOES CHANNEL SHORT DURATION INCOME FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 627-8504

22

Who we are
Who is providing this notice?	Channel Short Duration Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Channel Investment Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

23

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 627-8504 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Channel Investment Partners LLC 3033 Wilson Boulevard, Suite 700 Arlington, VA 22201	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Channel-SAR-24

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By _ __/s/ Martin R. Dean

Martin R. Dean, Principal Executive Officer

Date _6/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___/s/ Martin R. Dean

Martin R. Dean, Principal Executive Officer

Date _6/5/2024_

By ___ /s/ Zachary P. Richmond,

Zachary P. Richmond, Principal Financial Officer

Date _6/5/2024_